Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per share [abstract]
Loss after income tax attributable to the owners of NOVONIX Limited	$ (23,582,909)	$ (17,461,027)
Weighted average number of shares used in calculating basic and diluted net loss per share	865,492,073	628,041,079
Basic earnings per share	$ (0.03)	$ (0.03)
Diluted earnings per share	$ (0.03)	$ (0.03)